Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Partners' Capital [Abstract]
Limited Partners, Units (in units)	3,508,314.701	4,425,308.924
General Partner, Units (in units)	41,359.223	51,130.223
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Partners' Capital [Abstract]
Limited Partners, Units (in units)	4,364,559.660	5,973,858.709
General Partner, Units (in units)	53,687.055	73,202.055
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Trading Equity:
Options purchased, premiums paid	0	5,205
Liabilities [Abstract]
Options written, premiums received	0	10,715
Partners' Capital [Abstract]
Limited Partners, Units (in units)	3,783,213.001	5,437,265.572
General Partner, Units (in units)	46,643.306	71,855.857